3. Fair Value (Details - Nonrecurring) - Fair Value, Measurements, Nonrecurring [Member] $ in Thousands	Mar. 31, 2015 USD ($)
Estimated Fair Value
Impaired loans	$ 160
Carrying Amount
Impaired loans	160
Fair Value, Inputs, Level 1 [Member]
Impaired loans	0
Fair Value, Inputs, Level 2 [Member]
Impaired loans	0
Fair Value, Inputs, Level 3 [Member]
Impaired loans	$ 160